15. Commitments and contingencies (Details Narrative) (USD $)	Mar. 31, 2014
Jerold Rubinstein
Unpaid salary	$ 39,883
Unpaid board fees	214,458
Timothy Boris
Unpaid salary	90,000
John Moynahan
Unpaid salary	110,000
Unpaid board fees	156,358
Dr. Schwartz
Unpaid salary	80,849
Dr. Abolin
Unpaid salary	58,257
Stephen M. Simes
Unpaid salary	$ 31,057